Issued Capital and Reserves - Summary of Authorized Shares (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 shares
Ordinary shares [member]
Authorized shares	20,000,000
Ordinary shares [member] | Previously stated [member]
Authorized shares	15,500,000
Preference shares [member] | Series X Preferred Shares [Member]
Authorized shares	2,500,000
Increase decrease in authorized shares	2,500,000